Note 2 - Allowance for Credit Losses: Allowance for Credit Losses on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2021
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended September 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at June 30, 2021	$9,419	$6,067	$42,633	$273	$5,210	$63,602
Provision for Credit Losses	2,727	606	5,941	44	402	9,720
Charge-offs	(2,458)	(1,023)	(10,484)	(30)	(949)	(14,944)
Recoveries	714	212	3,624	3	383	4,936
Ending Balance	$10,402	$5,862	$41,714	$290	$5,046	$63,314

	Nine Months Ended September 30, 2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$10,765	$5,838	$43,833	$267	$5,625	$66,328
Provision for Credit Losses	5,194	2,140	14,602	49	1,867	23,852
Charge-offs	(7,945)	(2,771)	(28,454)	(31)	(3,544)	(42,745)
Recoveries	2,388	655	11,733	5	1,098	15,878
Ending Balance	$10,402	$5,862	$41,714	$290	$5,046	$63,314

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Allowance for Credit Losses:
Beginning Balance	$63,601,747	$58,766,403	$66,327,674	$53,000,000
Impact of adopting ASC 326	-	-	-	2,158,161
Provision for credit losses	9,720,108	10,814,520	23,853,439	41,516,788
Charge-offs	(14,943,928)	(12,370,618)	(42,745,089)	(48,512,355)
Recoveries	4,935,983	4,269,243	15,877,886	13,316,954
Ending balance; collectively evaluated for impairment	$63,313,910	$61,479,548	$63,313,910	$61,479,548

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30,2020	September 30, 2021	September 30, 2020

Finance Receivables Ending Balance	$983,206,172	$855,306,960	$983,206,172	$855,306,960